Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Short-term Debt [Line Items]
Borrowings from the Bank of Japan		¥ 214,052	¥ 2,270,980
Other		262,607	404,119
Total		2,922,999	5,537,351
Mizuho Financial Group, Inc.
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1],[2]	2,275,299	2,705,133
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1]	171,041	157,118
Total		¥ 277,787	¥ 401,275

[1]	Short-term notes are issued under the laws of Japan in the form of commercial paper.
[2]	The amounts of commercial paper and short-term notes issued by MHFG’s subsidiaries were ¥2,138,133 million and ¥567,000 million, respectively, at March 31, 2025, and ¥1,921,799 million and ¥353,500 million, respectively, at March 31, 2026.